Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	71,527,777
Proposed Maximum Offering Price per Unit | $ / shares	1.16
Maximum Aggregate Offering Price	$ 82,972,221.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,458.46
Offering Note

(1)	Represents 71,527,777 shares of common stock that are issuable pursuant to a purchase agreement with the selling shareholder named herein. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the registrant is also registering hereunder an indeterminate number of shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions. (2) Based on the average of the high and low prices for a share of common stock as reported on Nasdaq on November 21, 2025, which date is a date within five business days of the filing of the registration statement filed by the registrant for the registration of the securities listed in the table above.